Subsequent Events (Details) - USD ($) $ in Millions	Apr. 07, 2022	Feb. 22, 2022	Feb. 18, 2022	Jan. 19, 2022	Jan. 20, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Long-term debt						$ 5,662	$ 6,200	$ 5,662
Net assets held for sale						$ 155
NSNCo
Subsequent Event [Line Items]
Ownership interest prior to disposal							100.00%
Credit Facility Maturing 2027
Subsequent Event [Line Items]
Long-term debt								$ 5,662
Subsequent Event
Subsequent Event [Line Items]
Long-term debt		$ 908
Plan of reorganization, new financing raised		350
Rig asset derecognized		175
Financial liability, rig asset derecognized		158
Subsequent Event | West Venture
Subsequent Event [Line Items]
Disposals				$ 7
Subsequent Event | Forecast | Sevan Driller
Subsequent Event [Line Items]
Disposals	$ 18
Subsequent Event | Forecast | Sevan Brasil
Subsequent Event [Line Items]
Disposals		6
Subsequent Event | Minimum
Subsequent Event [Line Items]
Interim transition bareboat agreement period			6 months
Subsequent Event | Maximum
Subsequent Event [Line Items]
Interim transition bareboat agreement period			9 months
Subsequent Event | NSNCo
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners					35.00%
Subsequent Event | NSNCo | NSNCo Noteholders
Subsequent Event [Line Items]
Ownership interest prior to disposal					65.00%
Subsequent Event | Credit Facility Maturing 2027
Subsequent Event [Line Items]
Long-term debt		$ 683